Results for the year - Segment information - Business segments - Key figures (Details) kr in Millions	12 Months Ended
	Dec. 31, 2020 DKK (kr) segment	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)
Disclosure of operating segments [line items]
Total net sales	kr 126,946	kr 122,021	kr 111,831
Cost of goods sold	20,932	20,088	17,617
Sales and distribution costs	32,928	31,823	29,397
Research and development costs	15,462	14,220	14,805
Administrative costs	3,958	4,007	3,916
Other operating income, net	460	600	1,152
Operating profit	kr 54,126	kr 52,483	kr 47,248
Operating margin (as a percent)	42.60%	43.00%	42.20%
Depreciation, amortisation and impairment losses expensed	kr 5,753	kr 5,661	kr 3,925
Number of business segments | segment	2
Diabetes and Obesity care
Disclosure of operating segments [line items]
Total net sales	kr 108,020	102,840	93,904
Diabetes and Obesity care | Operating segments
Disclosure of operating segments [line items]
Total net sales	108,020	102,840	93,904
Cost of goods sold	17,715	16,309	14,716
Sales and distribution costs	29,903	28,729	26,396
Research and development costs	13,535	12,128	12,222
Administrative costs	3,387	3,346	3,266
Other operating income, net	264	309	538
Operating profit	kr 43,744	kr 42,637	kr 37,842
Operating margin (as a percent)	40.50%	41.50%	40.30%
Depreciation, amortisation and impairment losses expensed	kr 4,624	kr 3,916	kr 3,210
Biopharm
Disclosure of operating segments [line items]
Total net sales	18,926	19,181	17,927
Biopharm | Operating segments
Disclosure of operating segments [line items]
Total net sales	18,926	19,181	17,927
Cost of goods sold	3,217	3,779	2,901
Sales and distribution costs	3,025	3,094	3,001
Research and development costs	1,927	2,092	2,583
Administrative costs	571	661	650
Other operating income, net	196	291	614
Operating profit	kr 10,382	kr 9,846	kr 9,406
Operating margin (as a percent)	54.90%	51.30%	52.50%
Depreciation, amortisation and impairment losses expensed	kr 1,129	kr 1,745	kr 715